Borrowings - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about borrowings [line items]
Issuance of senior notes		$ 0	$ 495,678	[1]	$ 0
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 460,000	$ 497,000
Borrowings, nominal percentage		91.91%	99.49%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Issuance of senior notes	$ 495,700
Borrowings	$ 500,000
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Brazilian Subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		2.88%	1.84%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		6.89%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		12.03%
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.00%
US Dollar | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.50%
US Dollar | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		62.00%

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.